[Liberty Logo]
LIBERTY
-------------------------
FUNDS GROUP

LIBERTY FUNDS GROUP LLC

COLONIAL MANAGEMENT ASSOCIATES, INC.

COLONIAL ADVISORY SERVICES, INC.

STEIN ROE MANAGEMENT ASSOCIATES Stein Roe & Farnham Incorporated

LIBERTY FUNDS DISTRIBUTOR, INC.

LIBERTY FUNDS SERVICES, INC.


March 30, 2001

VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:       Liberty Funds Trust IV (Trust)
           - Liberty Utilities Fund (Fund)
          File Nos. 811-2865 & 2-62492

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Prospectuses and Statement of Additional Information dated April 1, 2001 for the Fund does not differ from that contained in Post-Effective Amendment No. 61 (Amendment) to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on March 28, 2001.

The Fund's Class A, B, and C Prospectus, Class Z Prospectus, and Statement of Additional Information dated April 1, 2001 are now being used in connection with the public offering and sale of shares of the Fund.

The Fund is a separate portfolio of the Trust.

Very truly yours,

LIBERTY FUNDS TRUST IV

/s/ Tracy S. DiRienzo
Tracy S. DiRienzo
Assistant Secretary

Enclosures

cc:      Brian McCabe (Ropes & Gray)
         Ramone Herrera (Ropes & Gray)
         Gordon Machemer (Ropes & Gray)
         Blue Sky
         J. DiMaria (PWC)
         Scott Schermerhorn
         Harvey B. Hirschhorn

One Financial Center, Boston, MA 02111-2621